Calvert Impact Fund, Inc.
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

August 5, 2016

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Calvert Impact Fund, Inc. ("Registrant")
File Nos. 811-10045 and 333-44064
Post-Effective Amendment No. 53 to Registration Statement (the "Post-Effective Amendment")

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the “Securities Act”), attached is Post-Effective Amendment No. 53 to the Securities Act Registration Statement of, and Amendment No. 56 to Investment Company Act of 1940 Registration Statement of, Calvert Impact Fund, Inc., on behalf of the Calvert Global Energy Solutions Fund (the “Fund”).

The purpose of this filing is to implement changes to the Investment Objective, Annual Fund Operating Expenses table, Principal Investment Strategies, Principal Risks and Portfolio Management sections in the Fund Summary and related portions of the Fund's prospectus to reflect that the Fund will be managed as a passively managed equity fund that seeks to track the performance of the Calvert Global Energy Research Index. Currently, the Fund is subadvised by Kleinwort Benson Investors International, Ltd. as an actively managed equity fund that invests in the energy solutions sector.

Pursuant to Rule 461 and Rule 485(a)(3) under the Securities Act, the Registrant and Calvert Investment Distributors, Inc., the principal underwriter of shares for the Registrant, hereby jointly and respectfully request that the effective date of the Post-Effective Amendment be accelerated to October 3, 2016, or as soon thereafter as practicable.

If you have questions or require further information, please contact me at 301-657-7044.

Sincerely,

/s/ Andrew K. Niebler
Andrew K. Niebler
Vice President
Calvert Impact Fund, Inc.
Calvert Investment Distributors, Inc.

cc:    Valerie Lithotomos, Esq.
Division of Investment Management
Securities and Exchange Commission